G. Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
G. Stock-Based Compensation Tables
Summary Of Stock Option Activity

Below is a summary of stock option activity for the six months ended March 31, 2014:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2013	11,214,898	$0.52	6.67	$3,825
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired or Canceled	(62,890)	$2.93	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2014	11,152,008	$0.51	6.21	$1,463

For the six months ended March 31, 2014, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Below is a summary of stock option activity for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	9,473,661	$0.70	5.81	$153,850
Granted	2,745,000	$0.39	9.92	$901
Exercised	-	$-	-	$-
Expired or Canceled	(72,744)	$0.85	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2013	12,145,917	$0.63	6.38	$45,084

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2011	8,942,628	$0.82	6.5 years	$259
Granted	691,250	$0.30	9.6 years	$49
Exercised	—	$—		$—
Cancelled	(85,217)	$10.77		$—
Forfeited	(75,000)	$0.41		$3
Outstanding at 9/30/2012	9,473,661	$0.70	5.8 years	$154
Granted	3,070,000	$0.40	9.4 years	$—
Exercised	—	$—		$—
Cancelled	(1,328,763)	$1.46		$—
Forfeited	—	$—		$—
Outstanding at 9/30/2013	11,214,898	$0.52	6.7 years	$4
Exercisable at 9/30/2013	9,732,612	$0.54	6.2 years	$4

Schedule of non-vested shares
		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Nonvested at September 30, 2011	592,907	295,461
Granted	691,250	190,660
Vested	(839,891)	(369,320)
Forfeited	(37,500)	(10,607)
Nonvested at September 30, 2012	406,766	106,194
Granted	3,070,000	1,135,070
Vested	(1,994,480)	(687,327)
Forfeited	—	—
Nonvested at September 30, 2013	1,482,286	553,937

Details Of Stock Options

The details of stock options for the six months ended March 31, 2014 were as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Exercise	at March 31,	Exercise	Contractual	At March 31,	Exercise	Contractual
Prices	2014	Price	Life (in years)	2014	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	5.81	1,612,500	$0.29	5.81
$0.31-$0.40	6,501,500	$0.39	7.32	6,501,500	$0.39	7.32
$0.41-$0.50	502,000	$0.45	7.75	447,833	$0.45	7.58
$0.51-$0.60	963,750	$0.59	5.14	963,750	$0.59	5.14
$0.61-$0.70	66,500	$0.68	2.38	66,500	$0.68	2.38
$0.71-$0.80	382,250	$0.75	3.17	382,250	$0.75	3.17
$0.81-$0.90	697,091	$0.88	2.51	697,091	$0.88	2.51
$0.91-$1.00	44,500	$0.94	1.49	44,500	$0.94	1.49
$1.01-$1.50	81,500	$1.13	1.06	81,500	$1.13	1.06
$1.51-$5.00	300,417	$2.73	0.40	300,417	$2.73	0.40

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	September 30,	Exercise	Contractual	September 30,	Exercise	Contractual
Prices	2013	Price	Life (in years)	2013	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	6.3	1,609,689	$0.29	6.3
$0.31-$0.40	6,501,500	$0.39	7.82	5,238,692	$0.39	7.44
$0.41-$0.50	502,000	$0.45	8.25	285,333	$0.45	7.21
$0.51-$0.60	963,750	$0.59	5.64	963,750	$0.59	5.64
$0.61-$0.70	66,500	$0.68	2.88	66,500	$0.68	2.88
$0.71-$0.80	382,250	$0.75	3.66	382,250	$0.75	3.66
$0.81-$0.90	697,091	$0.88	3.01	697,091	$0.88	3.01
$0.91-$1.00	44,500	$0.94	1.99	44,500	$0.94	1.99
$1.01-$1.50	81,500	$1.13	1.56	81,500	$1.13	1.56
$1.51-$5.00	363,307	$2.77	0.75	363,307	$2.77	0.75

Stock-based compensation expense

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2014	2013	2014	2013
Research and Development Expenses	$5	$5	$11	$9
General and Administrative Expenses	190	232	452	300
	$195	$237	$463	$309

	For the fiscal year ended September 30,
	2013	2012
Research and Development Expenses	$20	14
General and Administrative Expenses	841	554
Total Stock-based Compensation Expense	$861	568

Assumptions Of Stock Based Compensation

	For the three months ended March 31,			For the six months ended March 31,
	2014		2013	2014		2013
Dividend yield	—	*	0%	—	*	0%
Expected volatility	—	*	154.91%	—	*	154.61%
Risk-free interest rate	—	*	0.86%	—	*	0.86%
Expected term	—	*	5.27 years	—	*	5.27 years

* No stock options were granted for the three and six months ended March 31, 2014

	For the fiscal year ended September 30,
	2013	2012
Dividend yield	0%	0%
Expected volatility	156%	146%
Risk-free interest rate	0.86%	0.90%
Expected option life after shares are vested	5.27 years	5.23 years